Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Horizons ETF Trust
Prospectus Date	rr_ProspectusDate	Feb. 24, 2014
Document Creation Date	dei_DocumentCreationDate	Feb. 25, 2014